Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income from continuing operations before taxes (CHF)
Switzerland	SFr 2,985	SFr 1,924	SFr 1,736
Foreign	1,735	1,448	57
Income/(loss) before taxes	4,720	3,372	1,793
Current and deferred taxes
Switzerland	175	135	82
Foreign	531	426	421
Current income tax expense	706	561	503
Switzerland	171	479	244
Foreign	418	321	1,994
Deferred income tax expense	589	800	2,238
Income tax expense	1,295	1,361	2,741
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	13	(28)	(24)
Cumulative translation adjustment	(4)	(7)	1
Unrealized gains/(losses) on securities	7	(5)	1
Actuarial gains/(losses), Tax	99	(102)	172
Net prior service credit/(cost)	58	(33)	(32)
Share-based compensation and treasury shares	(5)	1	3
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	1,038	742	394
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	(101)	107	(110)
of which total foreign tax expense	949	747	2,415
Changes in tax law and rates	(28)	(2)	2,095
Non-deductible amortization of other intangible assets and goodwill impairment	1	3	0
Other non-deductible expenses	371	457	354
of which non-deductible interest expenses	274	325	217
of which non-deductible bank levy costs and other non-deductible compensation expenses	56	49	27
of which non-deductible provision accruals		15	57
of which non-deductible foreign exchange losses			10
of which non-deductible other expenses	34		43
of which contingency accrual relating to non-deductible interest expense	28	92	155
Additional taxable income	7	5	0
Lower taxed income	(325)	(190)	(276)
of which tax benefit in respect to non-taxable dividend income	45	66	78
of which tax benefit related non-taxable life insurance income	73	48	86
of which tax benefit from tax taxed at lower than statutory rate	26	33	31
of which business transfer	(160)
of which exempt income	14	23	25
(Income)/loss taxable to non-controlling interests	8	12	7
Changes in deferred tax valuation allowance	116	(106)	123
Tax deductible impairments of Swiss subsidiary investments	0	(65)	88
Change in recognition of outside basis difference	4	(32)	(19)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	39	10	91
Other	165	420	(6)
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals		26	16
of which benefit relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement	(53)
of which tax benefit from tax settlement			(49)
of which tax (benefit)/charge from the impact of prior year adjustments	(20)	(76)	(17)
of which tax benefit from the reduction in own-credit revaluation gains/(losses)	(58)	130	105
of which tax benefit for the reassessment relating to the tax deductibility on previously taken litigation accruals			85
of which tax impact of transitional adjustments arising from adoption of new accounting standards	123	202
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	165	65
Income tax expense	1,295	SFr 1,361	SFr 2,741
US
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)		21.00%	35.00%
Switzerland
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 2,985	SFr 1,924	SFr 1,736
Reconciliation of taxes computed at the Swiss statutory rate
Swiss statutory rate (as a percent)	22.00%	22.00%	22.00%
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance		SFr 85
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability		56	SFr (248)
UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	SFr 157	(191)	320
Japan, US, UK [Member]
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	273
UK and Switzerland
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance			(197)
Asia Pacific
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	112	78	80
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	4,393	2,856	1,553
Current and deferred taxes
Income tax expense	1,298	1,134	2,781
Increase/(decrease) in income taxes resulting from:
Income tax expense	SFr 1,298	SFr 1,134	SFr 2,781